Note L - Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE L—SEGMENT INFORMATION

The Company has determined that its continuing operations are one discrete segment consisting of Biometric products. Geographically, North American sales accounted for approximately 93% and 54% of the Company’s total sales for fiscal years 2012 and 2011, respectively. Of the 46% of the 2011 non-North American sales, 43% was sales to Africa.